Benefit Plans - Components of Changes in Benefit Obligations and Fair Value of Plan Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Fair value of plan assets, end of period	$ 270,181	$ 248,950
Non-current assets		4,906
Non-current liabilities	(129,627)	(97,174)
Pension benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, beginning of period	342,266	318,509
Service cost	4,581	4,932
Interest cost	17,969	17,830
Actuarial gain (loss)	58,703	17,748
Benefit payments and administrative expenses	(18,173)	(16,706)
Plan participants' contributions
Other adjustments: curtailment	(4,205)	(47)
Benefit obligation, end of period	401,141	342,266
Fair value of plan assets, beginning of period	248,950	269,809
Actual return on plan assets	36,862	(6,609)
Company contributions	2,542	2,456
Benefit payments and administrative expenses	(18,173)	(16,706)
Plan participants' contributions
Fair value of plan assets, end of period	270,181	248,950
Net funded status	(130,960)	(93,316)
Non-current assets		4,906
Current liabilities	(2,547)	(2,337)
Non-current liabilities	(128,413)	(95,885)
Net pension amounts recognized on Consolidated balance sheets	(130,960)	(93,316)
Net loss	143,241	107,681
Prior service credits		(2,183)
Other comprehensive loss (income) - total	143,241	105,498
Net loss	4,428	6,113
Prior service credits		(844)
Total amortizations	4,428	5,269
Pension benefits [Member] | Over-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status		4,906
Pension benefits [Member] | Under-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status	(130,960)	(98,222)
Postretirement benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Benefit obligation, beginning of period	1,498	1,756
Service cost	4	6
Interest cost	62	101
Actuarial gain (loss)	270	(20)
Benefit payments and administrative expenses	(868)	(832)
Plan participants' contributions	414	487
Other adjustments: curtailment
Benefit obligation, end of period	1,380	1,498
Fair value of plan assets, beginning of period
Actual return on plan assets
Company contributions	454	345
Benefit payments and administrative expenses	(868)	(832)
Plan participants' contributions	414	487
Fair value of plan assets, end of period
Net funded status	(1,380)	(1,498)
Non-current assets
Current liabilities	(170)	(211)
Non-current liabilities	(1,210)	(1,287)
Net pension amounts recognized on Consolidated balance sheets	(1,380)	(1,498)
Net loss	643	398
Prior service credits	(1,366)	(1,643)
Other comprehensive loss (income) - total	(723)	(1,245)
Net loss	51	26
Prior service credits	(277)	(277)
Total amortizations	(226)	(251)
Postretirement benefits [Member] | Over-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status
Postretirement benefits [Member] | Under-funded plans [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net funded status	$ (1,380)	$ (1,498)